SUBSEQUENT EVENTS (Details Narrative)																8 Months Ended	9 Months Ended	11 Months Ended
	Jan. 10, 2023 USD ($)	Oct. 08, 2022 USD ($)	Apr. 21, 2022 $ / shares shares	Apr. 20, 2022 USD ($) shares	Apr. 14, 2022 $ / shares shares	Mar. 04, 2022 USD ($) $ / shares shares	Feb. 15, 2022 USD ($)	Feb. 02, 2022 USD ($) $ / shares shares	Jul. 14, 2021 USD ($)	Jul. 14, 2021 CAD ($) $ / shares	Mar. 04, 2021 USD ($)	Mar. 04, 2021 CAD ($) $ / shares	Feb. 17, 2021 USD ($)	Feb. 17, 2021 CAD ($)	Feb. 03, 2021 CAD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Feb. 06, 2023 USD ($) shares	Jan. 09, 2023 USD ($) shares	Jan. 03, 2023 USD ($) shares	Jan. 21, 2021 $ / shares	Jan. 21, 2021 $ / shares
Subsequent Event [Line Items]
Issuance Common Shares, net of issuance costs (Note 1), shares																		1,003,012
Proceeds from issuance of common shares | $				$ 813,000		$ 890,500		$ 982,000										$ 1,478,582
Acquisition aggregate consideration													$ 359,505	$ 455,000
Cash consideration | $																	$ 114,000
Share price | (per share)						$ 5.00		$ 5.00		$ 3.50												$ 0.05	$ 0.05
Common stock, shares outstanding			6,351,354	63,513,530													6,351,354	5,804,254
Proceeds from Issuance of Debt									$ 2,781,593	$ 3,504,346
Amortization of Intangible Assets | $																$ 0	$ 33,031
Revenue Purchase Agreements [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt | $		$ 245,000
Debt Instrument, Periodic Payment | $		$ 8,208
Percentage of sales adjusted		10.00%
Repaid total amount | $		$ 328,300
Common Stock [Member]
Subsequent Event [Line Items]
Issuance Common Shares, net of issuance costs (Note 1), shares																1,003,012	196,400	1,003,012
Acquisition aggregate consideration | $															$ 162,500
Share price | $ / shares												$ 2.00
Proceeds from Issuance of Debt											$ 1,616,838	$ 2,006,022
Subsequent Event [Member] | Nonbrokered Private Placement [Member]
Subsequent Event [Line Items]
Aggregate principal amount | $																			$ 368,543	$ 616,304	$ 764,130
Convertible preferred stock, shares																			368,543	616,303	764,124
Gross proceeds | $																			$ 339,060	$ 567,000	$ 703,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount | $	$ 37,867.51
Paid partial payment of promissory note | $	$ 35,000
Subsequent Event [Member] | Prior Warrants [Member]
Subsequent Event [Line Items]
Class of warrant or right outstanding			5,006,204
Warrants excercise price | $ / shares			$ 0.50
Subsequent Event [Member] | Warrants [Member]
Subsequent Event [Line Items]
Class of warrant or right outstanding			500,620
Warrants excercise price | $ / shares			$ 5.00
Subsequent Event [Member] | Incentive Plan [Member]
Subsequent Event [Line Items]
Options granted					140,000
Share price | $ / shares					$ 5.00
Subsequent Event [Member] | TruMed Limited [Member]
Subsequent Event [Line Items]
Percentage of outstanding shares acquired							100.00%
Acquisition aggregate consideration | $							$ 750,000
Cash consideration | $							130,000
Consideration payable in promissory note | $							70,000
Acquisition contingent consideration payable | $							$ 550,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance Common Shares, net of issuance costs (Note 1), shares				162,600		188,100		196,400
Proceeds from issuance of common shares | $				$ 813,000		$ 940,500		$ 982,000
Common stock, shares outstanding			6,351,354	63,513,530
Subsequent Event [Member] | Common Stock [Member] | Incentive Plan [Member]
Subsequent Event [Line Items]
Reserve for future issuance			615,000
Subsequent Event [Member] | Common Stock [Member] | Incentive Plan [Member] | CAD$2.00 Per Share [Member]
Subsequent Event [Line Items]
Options exercised			365,000
Exercise price | $ / shares			$ 2.00
Subsequent Event [Member] | Common Stock [Member] | Incentive Plan [Member] | CAD$3.50 Per Share [Member]
Subsequent Event [Line Items]
Options exercised			110,000
Exercise price | $ / shares			$ 3.50
Subsequent Event [Member] | Common Stock [Member] | Incentive Plan [Member] | CAD$5.00 Per Share [Member]
Subsequent Event [Line Items]
Options exercised			140,000
Exercise price | $ / shares			$ 5.00
Subsequent Event [Member] | Common Stock [Member] | Prior Consolidation [Member]
Subsequent Event [Line Items]
Reserve for future issuance			6,150,000
Subsequent Event [Member] | Common Stock [Member] | Prior Consolidation [Member] | CAD$0.20 Per Share [Member]
Subsequent Event [Line Items]
Options exercised			3,650,000
Exercise price | $ / shares			$ 0.20
Subsequent Event [Member] | Common Stock [Member] | Prior Consolidation [Member] | CAD$0.35 Per Share [Member]
Subsequent Event [Line Items]
Options exercised			1,100,000
Exercise price | $ / shares			$ 0.35
Subsequent Event [Member] | Common Stock [Member] | Prior Consolidation [Member] | CAD$0.50 Per Share [Member]
Subsequent Event [Line Items]
Options exercised			1,400,000
Exercise price | $ / shares			$ 0.50